CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jan. 31, 2015	Apr. 30, 2014	Apr. 30, 2013
CURRENT ASSETS:
Cash	$ 733,842	$ 1,301,748	$ 0
Prepaid expenses	10,000	900	1,945
Advance to suppliers	129,169	0
Marketable securities	352,775	0
TOTAL CURRENT ASSETS	1,225,786	1,302,648	1,945
PROPERTY AND EQUIPMENT - Net	1,655	1,955	0
TOTAL ASSETS	1,227,441	1,304,603	1,945
CURRENT LIABILITIES:
Accounts payable	6,700	12,688	5,909
Due to related parties	3,529	39,855	27,113
Advance from customers	68,056	0
Other payables	15,604	0
TOTAL CURRENT LIABILITIES	93,889	52,543	33,022
STOCKHOLDERS' EQUITY:
Common stock,1,500,000,000 shares authorized, par value $0.001, 1,120,343,373 and 953,830,000 shares issued and outstanding at January 31, 2015 and April 30, 2014, respectively	1,120,343	953,830	904,500
Additional Paid-in Capital	14,436,858	1,403,251	3,785
Accumulated Deficit	(14,423,649)	(1,105,021)	(939,362)
TOTAL STOCKHOLDERS' EQUITY	1,133,552	1,252,060	(31,077)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,227,441	$ 1,304,603	$ 1,945